497(e)
                                                                      333-142461

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 17, 2009 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding the AllianceBernstein Common Stock (Separate Account 4) and AllianceBernstein Mid Cap Growth (Separate Account 3) Funds.

1. In the section of your Prospectus entitled "Fee table," the following replaces information under "Charges we deduct from the Funds expressed as an annual percentage of daily net assets."

--------------------------------------------------------------------------------
Investment management and accounting fees (applies only to the
  Pooled Separate Accounts):
AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund           0.50%
  and AllianceBernstein Mid Cap Growth Fund
AllianceBernstein Common Stock Fund                                    0.30%
--------------------------------------------------------------------------------

2. In the section of your Prospectus entitled "Fee table," the table below replaces information for the AllianceBernstein Common Stock Fund under "Pooled separate account examples." The example for the AllianceBernstein Mid Cap Growth Fund remains unchanged.


Pooled separate account examples:

These examples assume that you invest $10,000 in the Funds in the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                      If you surrender your contract                                               If you do not surrender your
                       at the end of the applicable           If you annuitize at the end of        contract at the end of the
                                time period                     the applicable time period            applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               10
                     1 year  3 years  5 years  10 years      1 year  3 years  5 years  10 years    1 year  3 years  5 years   years
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
   Common Stock       $99     $166     $233      $386         $213    $289     $366      $561       $38     $114     $191     $386
------------------------------------------------------------------------------------------------------------------------------------

3. In the section of your Prospectus entitled "RIA features and benefits," the information for the AllianceBernstein Common Stock Fund is deleted in its entirety and replaced with the following:


    THE ALLIANCEBERNSTEIN COMMON STOCK FUND


    OBJECTIVE AND INVESTMENT STRATEGY

    The investment objective of the AllianceBernstein Common Stock Fund is to achieve long-term growth of capital. The Fund will achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (Index); it is intended that the Fund will approximate the performance of the Index on an annualized basis.

    The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund will approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).


RIA-09-01 (1/09)                                                   142073 (1/09)
(NB/IF)                                                                   x02538

    The majority of trading in the Fund will take place on June 30th of each year after the annual reconstitution of the Russell indexes by the Russell Mellon Investment Company. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective June 30th. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.

    Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

    AllianceBernstein will utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if they provide a more cost-effective alternative than transacting in the cash market.

    The Fund is valued daily.


4. In the section of your Prospectus entitled "RIA features and benefits," the second and third paragraphs in the subsection entitled "Investment strategies" under the heading entitled "The AllianceBernstein Mid Cap Growth Fund," are deleted and replaced with the following:

    The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

    The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the Fund may also be concentrated in industries where research resources indicate there is high growth potential.


5. In the section of your Prospectus entitled "RIA features and benefits", the following replaces the Portfolio Manager information for the AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in the chart under "Investment manager of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds":


-------------------------------------------------------------------------------------------------------------
Fund                                        Portfolio Manager      Business experience for past 5 years
-------------------------------------------------------------------------------------------------------------

AllianceBernstein Common Stock Fund         Judith A. De Vivo      Portfolio Manager at AllianceBernstein
                                                                   since 1984

AllianceBernstein Mid Cap Growth Fund       John H. Fogarty        Portfolio Manager at AllianceBernstein
                                                                   since 1997
-------------------------------------------------------------------------------------------------------------

6. In the section of your Prospectus entitled "RIA features and benefits", all references to the AllianceBernstein Common Stock Fund in the following subsections under "Risks of investing in the Funds" are deleted: "Securities of medium and smaller sized companies", "Non-equity securities" and "Foreign Investing." The subsection entitled "Investment concentration" is deleted in its entirety. The following is added as a new subsection under "Risks of investing in the Funds":


    RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN COMMON STOCK FUND

    While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the Fund may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error". The Fund attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.





    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 17, 2009 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Statement of Additional Information. You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference. Unless otherwise indicated, all other information included in the Statement of Additional Information remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus and Statement of Additional Information. We will send you another copy of the Prospectus or Statement of Additional Information without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding the AllianceBernstein Common Stock (Separate Account 4) and AllianceBernstein Mid Cap Growth (Separate Account 3) Funds.

1. In the section of your Statement of Additional Information entitled, "Restrictions and requirements of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds," the reference to the
    AllianceBernstein Common Stock Fund should be deleted from the first full paragraph. The second paragraph in the same section is deleted and replaced with the following:

    The AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund and AllianceBernstein Common Stock Fund will not purchase or write puts or calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).

2. In the section of your Statement of Additional Information entitled, "Certain investments of the AllianceBernstein Bond and AllianceBernstein Balanced Funds," the first sentence in the subsection entitled, "When-issued and delayed delivery securities," is deleted and replaced with the following:

    The AllianceBernstein Bond, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis.

3. In the section of your Statement of Additional Information entitled, "Portfolio managers' information (AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund)," references to the former Portfolio Managers of the AllianceBernstein Growth Equity Fund Separate Account 4, Alan Levi, Jack Plym and Robert Ginsberg, are deleted. The following information regarding the new Portfolio Manager, Judith A. DeVivo, is added:


------------------------------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Common Stock Fund, Separate Account No. 4 ("Fund")
                                               AllianceBernstein L.P. ("Adviser")
                                               Information as of February 17, 2009
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio    (a)(2) For each person identified in column               (a)(3) For each of the categories in column (a)(2),
manager(s) of the   (a)(1), the number of other accounts of the               the number of accounts and the total assets in the
Adviser named in    Adviser managed by the person within each                 accounts with respect to which the advisory fee is
the prospectus      category below and the total assets in the                based on the performance of the account
                    accounts managed within each category below
                    ----------------------------------------------------------------------------------------------------------------
                    Registered         Other Pooled       Other Accounts      Registered          Other Pooled
                    Investment         Investment                             Investment          Investment
                    Companies          Vehicles                               Companies           Vehicles          Other Accounts
                    ----------------------------------------------------------------------------------------------------------------
                    Number    Total     Number   Total    Number    Total     Number    Total     Number   Total    Number    Total
                    of        Assets    of       Assets   of        Assets    of        Assets    of       Assets   of        Assets
                    Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)     Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo    N/A       N/A       N/A      N/A      N/A        N/A      6         9,682     2        129      45        7,127
------------------------------------------------------------------------------------------------------------------------------------

Note:  $ MM means millions

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):

-------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager      None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-------------------------------------------------------------------------------------------------------------
Judith A. DeVivo       X
-------------------------------------------------------------------------------------------------------------


RIA-SAI                                                                   x02547

The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.

Judith A. DeVivo -- Senior Vice President and Senior Portfolio Manager--Blend Solutions

Ms. DeVivo is a senior vice president and senior portfolio manager. Ms. DeVivo manages equity portfolios benchmarked to a variety of indices including the S&P 500, S&P Midcap, MSCI EAFE, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo joined Alliance in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, Ms. DeVivo was head of portfolio administration for the firm. Location: New York.

                                  ----------

In the same section, references to the former Portfolio Manager of the AllianceBernstein Mid Cap Growth Fund -- Separate Account 3, Catherine Wood, are deleted. The following information regarding the new Portfolio Manager, John H. Fogarty, is added:

------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                                AllianceBernstein L.P. ("Adviser")
                                               Information as of February 17, 2009
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio    (a)(2) For each person identified in column               (a)(3) For each of the categories in column (a)(2),
manager(s) of the   (a)(1), the number of other accounts of the               the number of accounts and the total assets in the
Adviser named in    Adviser managed by the person within each                 accounts with respect to which the advisory fee is
the prospectus      category below and the total assets in the                based on the performance of the account
                    accounts managed within each category below
                    ----------------------------------------------------------------------------------------------------------------
                    Registered         Other Pooled       Other Accounts      Registered          Other Pooled      Other Accounts
                    Investment         Investment                             Investment          Investment
                    Companies          Vehicles                               Companies           Vehicles
                    ----------------------------------------------------------------------------------------------------------------
                    Number    Total     Number   Total    Number    Total     Number    Total     Number   Total    Number    Total
                    of        Assets    of       Assets   of        Assets    of        Assets    of       Assets   of        Assets
                    Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)     Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)
------------------------------------------------------------------------------------------------------------------------------------
John H. Fogarty     N/A       N/A       N/A      N/A      1          896      2         806       N/A      N/A      1         896
------------------------------------------------------------------------------------------------------------------------------------

Note:  $MM means millions

*  includes wrap fee accounts at the sponsor level

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):

-------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager      None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-------------------------------------------------------------------------------------------------------------
John H. Fogarty        X
-------------------------------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal research staff.

John H. Fogarty -- Senior Vice President , US Sector Head and Research Analyst

Mr. Fogarty joined the growth fundamental research team covering consumer stocks in 2007. He began his career at Alliance Capital in 1988 performing quantitative research while attending Columbia. Mr. Fogarty started full time with the firm in 1992, joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995, and became a US Large Cap Growth portfolio manager in 1997. He re-joined the firm in 2006 after spending nearly 3 years as a hedge fund manager at Dialectic Capital and Vardon Partners, respectively. Mr. Fogarty received his BA from Columbia University. CFA Charterholder.
Location: New York.





    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 17, 2009 TO THE CURRENT PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding the AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth Funds.

1. In the section of your Prospectus entitled "Fee table," the table below replaces information for the AllianceBernstein Growth Equity Fund. The information for the AllianceBernstein Mid Cap Growth Fund remains unchanged.

Pooled trust operating expenses expressed as an annual percentage of average daily net assets for AllianceBernstein Growth Equity Fund

------------------------------------------------------------------------------------------------------
                                                           Program
                                     Management Fee     Expense Charge     Other Expenses     Total
------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Equity          0.30%               1.00%            0.03%           1.33%
------------------------------------------------------------------------------------------------------

2. In the section of your Prospectus entitled "Fee table," the table below replaces information for the AllianceBernstein Growth Equity Fund under "Pooled separate account examples." The example for the AllianceBernstein Mid Cap Growth Fund remains unchanged.

Pooled separate account examples: These examples assume that you invest $10,000 in the indicated options under the contract for the time periods indicated. All other information and assumptions stated above apply. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------------------
                                            If you do not surrender                         If you annuitize
                                           your contract at the end                         at the end of the
                                         of the applicable time period                    applicable time period
----------------------------------------------------------------------------------------------------------------------------
                                    1 Year    3 Years    5 Years    10 Years      1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Equity      $175      $490       $825       $1,760        $525      $840      $1,175     $2,110
----------------------------------------------------------------------------------------------------------------------------

3. In the section of your Prospectus entitled "Investment Options," the information for the AllianceBernstein Growth Equity Fund is deleted in its entirety and replaced with the following:

     THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND

     OBJECTIVE AND INVESTMENT STRATEGY

     The investment objective of the AllianceBernstein Growth Equity Fund is to achieve long-term growth of capital. The Fund will achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (Index); it is intended that the Fund will approximate the performance of the Index on an annualized basis.

     The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund will approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).

     The majority of trading in the Fund will take place on June 30th of each year after the annual reconstitution of the Russell indexes by the Russell Mellon Investment Company. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective June 30th. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.


MRP-09-01 (1/09)                                                   142074 (1/09)
(NB/IF)                                                                   x02537

     Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

     AllianceBernstein will utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if they provide a more cost-effective alternative than transacting in the cash market.

     The Fund is valued daily.

     RISKS OF INVESTMENT STRATEGIES

     See "Risks of investing in the funds," later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

4. In the section of your Prospectus entitled, "Investment options," the following replaces the second and third paragraphs under "Investment strategies" for "The AllianceBernstein Mid Cap Growth Fund":

     The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

     The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the Fund may also be concentrated in industries where research resources indicate there is high growth potential.

5. In the section of your Prospectus entitled "Investment options", the following replaces the Portfolio Manager information for the AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth Funds in the chart under "Investment Manager":

----------------------------------------------------------------------------------------------------------
Fund                                      Portfolio Manager      Business experience for past 5 years
----------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Equity Fund      Judith A. De Vivo      Portfolio Manager at AllianceBernstein
                                                                 since 1984.
----------------------------------------------------------------------------------------------------------
AllianceBernstein Mid Cap Growth Fund     John H. Fogarty        Portfolio Manager at AllianceBernstein
                                                                 since 1997.
----------------------------------------------------------------------------------------------------------

6. In the section of your Prospectus entitled "Investment options", all references to the AllianceBernstein Growth Equity Fund in the following subsections under "Risks of investing in the Funds" are deleted:
     "Securities of medium and smaller sized companies", "Non-equity securities" and "Foreign Investing." The subsection entitled "Investment concentration" is deleted in its entirety. The following is added as a new subsection under "Risks of investing in the Funds":

     RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND

     While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the account may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error". The account attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

7. In the section of your Prospectus entitled, "Risks of investing in the Funds," the first sentence in the subsection entitled, "When-issued and delayed delivery securities," is deleted and replaced with the following:

     The AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds may purchase and sell securities on a when-issued or delayed delivery basis.



    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 17, 2009 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Statement of Additional Information. You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference. Unless otherwise indicated, all other information included in the Statement of Additional Information remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus and Statement of Additional Information. We will send you another copy of the Prospectus or Statement of Additional Information without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding the AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth Funds.

1. In the section of your Statement of Additional Information entitled, "Investment restrictions and certain investment techniques applicable to AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds," please note the following changes:

    - The reference to the AllianceBernstein Growth Equity Fund should be deleted from the first full paragraph following the list of bulleted statements.

    - The second full paragraph following the series of bulleted statements is deleted and replaced with the following:

         The AllianceBernstein Growth Equity Fund will not purchase or write puts and calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).

2. In the section of your Statement of Additional Information entitled, "Portfolio managers' information (AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund and AllianceBernstein Balanced Fund)," references to the former Portfolio Managers of the AllianceBernstein Growth Equity Fund Separate Account 4, Alan Levi, Jack Plym and Robert Ginsberg, are deleted. The following information regarding the new Portfolio Manager, Judith A. DeVivo, is added:

------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Growth Equity Fund, Separate Account No. 4 ("Fund")
                                               AllianceBernstein L.P. ("Adviser")
                                               Information as of February 17, 2009
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio    (a)(2) For each person identified in column               (a)(3) For each of the categories in column (a)(2),
manager(s) of the   (a)(1), the number of other accounts of the               the number of accounts and the total assets in the
Adviser named in    Adviser managed by the person within each                 accounts with respect to which the advisory fee is
the prospectus      category below and the total assets in the                based on the performance of the account
                    accounts managed within each category below
                    ----------------------------------------------------------------------------------------------------------------
                    Registered         Other Pooled       Other Accounts      Registered          Other Pooled
                    Investment         Investment                             Investment          Investment
                    Companies          Vehicles                               Companies           Vehicles          Other Accounts
                    ----------------------------------------------------------------------------------------------------------------
                    Number    Total     Number   Total    Number    Total     Number    Total     Number   Total    Number    Total
                    of        Assets    of       Assets   of        Assets    of        Assets    of       Assets   of        Assets
                    Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)     Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo    N/A       N/A       N/A      N/A      N/A        N/A      6         9,682     2        129      45        7,127
------------------------------------------------------------------------------------------------------------------------------------

Note: $ MM means millions

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):

--------------------------------------------------------------------------------------------------------------------------
                                             $10,001-     $50,001-     $100,001-     $500,001 -     over
Portfolio Manager      None    $1-$10,000    $50,000      $100,000     $500,000      $1,000,000     $1,000,000
--------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo       X
--------------------------------------------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.


                                                                          x02546

Judith A. DeVivo -- Senior Vice President and Senior Portfolio Manager--Blend Solutions

Ms. DeVivo is a senior vice president and senior portfolio manager. Ms. DeVivo manages equity portfolios benchmarked to a variety of indices including the S&P 500, S&P Midcap, MSCI EAFE, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo joined Alliance in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, Ms. DeVivo was head of portfolio administration for the firm. Location: New York.

                                  ----------

In the same section, references to the former Portfolio Manager of the AllianceBernstein Mid Cap Growth Fund -- Separate Account 3, Catherine Wood, are deleted. The following information regarding the new Portfolio Manager, John H. Fogarty, is added:

------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                                AllianceBernstein L.P. ("Adviser")
                                               Information as of February 17, 2009
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio    (a)(2) For each person identified in column               (a)(3) For each of the categories in column (a)(2),
manager(s) of the   (a)(1), the number of other accounts of the               the number of accounts and the total assets in the
Adviser named in    Adviser managed by the person within each                 accounts with respect to which the advisory fee is
the prospectus      category below and the total assets in the                based on the performance of the account
                    accounts managed within each category below
                    ----------------------------------------------------------------------------------------------------------------
                    Registered         Other Pooled       Other Accounts      Registered          Other Pooled      Other Accounts
                    Investment         Investment                             Investment          Investment
                    Companies          Vehicles                               Companies           Vehicles
                    ----------------------------------------------------------------------------------------------------------------
                    Number    Total     Number   Total    Number    Total     Number    Total     Number   Total    Number    Total
                    of        Assets    of       Assets   of        Assets    of        Assets    of       Assets   of        Assets
                    Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)     Accounts  ($MM)     Accounts ($MM)    Accounts  ($MM)
------------------------------------------------------------------------------------------------------------------------------------
John H. Fogarty     N/A       N/A       N/A      N/A      1          896      2         806       N/A      N/A      1         896
------------------------------------------------------------------------------------------------------------------------------------

Note:    $MM means millions

* includes wrap fee accounts at the sponsor level

For a description of any material conflicts, please see "Investment professional conflict of interest disclosure" later in the SAI.

For compensation information, please see "Portfolio manager compensation" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):

-------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager     None    $1-$10,000    $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-------------------------------------------------------------------------------------------------------------
John H. Fogarty       X
-------------------------------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal fundamental and quantitative research staff.

John H. Fogarty -- Senior Vice President , US Sector Head and Research Analyst

Mr. Fogarty joined the growth fundamental research team covering consumer stocks in 2007. He began his career at Alliance Capital in 1988 performing quantitative research while attending Columbia. Mr. Fogarty started full time with the firm in 1992, joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995, and became a US Large Cap Growth portfolio manager in 1997. He re-joined the firm in 2006 after spending nearly 3 years as a hedge fund manager at Dialectic Capital and Vardon Partners, respectively. Mr. Fogarty received his BA from Columbia University. CFA Charterholder.
Location: New York.



    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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